Statements of Changes in Stockholders' (Deficit) Equity (Unaudited) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 30, 2021	Feb. 28, 2023	Feb. 28, 2022	Nov. 30, 2022
Common Class A [Member] | Common Stock [Member]
Statement [Line Items]
Balance		$ 47
Balance, shares		473,750
Issuance of Class B common stock to Sponsor
Net income (loss)
Issuance of Shares at Initial Public Offering			$ 863	$ 863
Issuance of Shares at Initial Public Offering, shares			8,625,000	8,625,000
Deferred underwriting compensation
Sale of Private Placement Units			$ 47	$ 47
Sale of Private Placement Units, shares			473,750	473,750
Underwriter’s fees and other issuance costs
Remeasurement of Class A common stock to redemption value			$ (863)	$ (863)
Remeasurement of Class A common stock to redemption value, shares			(8,625,000)	(8,625,000)
Class A Common Stock Measurement Adjustment
Remeasurement of Class A common stock to redemption value			$ 863	$ 863
Remeasurement of Class A common stock to redemption value, shares			8,625,000	8,625,000
Balance		$ 47	$ 47	$ 47
Balance, shares		473,750	473,750	473,750
Common Class B [Member] | Common Stock [Member]
Statement [Line Items]
Balance		$ 216	$ 216	$ 216
Balance, shares		2,156,250	2,156,250	2,156,250
Issuance of Class B common stock to Sponsor	$ 216
Issuance of Class B common stock to Sponsor, shares	2,156,250
Net income (loss)
Issuance of Shares at Initial Public Offering
Deferred underwriting compensation
Sale of Private Placement Units
Underwriter’s fees and other issuance costs
Remeasurement of Class A common stock to redemption value
Class A Common Stock Measurement Adjustment
Remeasurement of Class A common stock to redemption value
Balance	$ 216	$ 216	$ 216	$ 216
Balance, shares	2,156,250	2,156,250	2,156,250	2,156,250
Additional Paid-in Capital [Member]
Statement [Line Items]
Balance			$ 24,784	$ 24,784
Issuance of Class B common stock to Sponsor	24,784
Net income (loss)
Issuance of Shares at Initial Public Offering			86,249,137	86,249,137
Deferred underwriting compensation			(3,018,750)	(3,018,750)
Sale of Private Placement Units			4,737,453	4,737,453
Underwriter’s fees and other issuance costs			(2,200,348)	(2,200,348)
Remeasurement of Class A common stock to redemption value			(87,111,637)	(87,111,637)
Class A Common Stock Measurement Adjustment			1,319,361	1,319,361
Remeasurement of Class A common stock to redemption value			87,111,637	87,111,637
Balance	24,784
Retained Earnings [Member]
Statement [Line Items]
Balance		(2,032,532)	(5,000)	(5,000)
Issuance of Class B common stock to Sponsor
Net income (loss)	(5,000)	560,887	(45,510)	113,541
Issuance of Shares at Initial Public Offering
Deferred underwriting compensation
Sale of Private Placement Units
Underwriter’s fees and other issuance costs
Remeasurement of Class A common stock to redemption value		658,981
Class A Common Stock Measurement Adjustment			(1,319,361)	(1,319,361)
Remeasurement of Class A common stock subject to possible redemption to redemption amount				(821,712)
Remeasurement of Class A common stock to redemption value		(658,981)
Balance	(5,000)	(2,130,626)	(1,369,871)	(2,032,532)
Balance		(2,032,269)	20,000	20,000
Issuance of Class B common stock to Sponsor	25,000
Net income (loss)	(5,000)	560,887	(45,510)	113,541
Issuance of Shares at Initial Public Offering			86,250,000	86,250,000
Deferred underwriting compensation			(3,018,750)	(3,018,750)
Sale of Private Placement Units			4,737,500	4,737,500
Underwriter’s fees and other issuance costs			(2,200,348)	(2,200,348)
Remeasurement of Class A common stock to redemption value		658,981	(87,112,500)	(87,112,500)
Class A Common Stock Measurement Adjustment
Remeasurement of Class A common stock subject to possible redemption to redemption amount				(821,712)
Remeasurement of Class A common stock to redemption value		(658,981)	87,112,500	87,112,500
Balance	$ 20,000	$ (2,130,363)	$ (1,369,608)	$ (2,032,269)